Restricted cash	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Restricted cash

4. Restricted cash

Restricted cash consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Restricted cash consists of the following:
Bank demand deposits	3,629,037	2,406,569	36,962
Term deposits-Restricted Cash	1,383,414	329,926	5,067

	5,012,451	2,736,495	42,029
Restricted cash — current	3,629,037	2,406,569	36,962

Restricted cash — non-current balance	1,383,414	329,926	5,067

The decrease in the restricted cash balance from March 31, 2017 to March 31, 2018 is on account of repayment of loans requiring margin money maintained with lenders using the proceeds from the Solar Green Bond.